UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];  Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California          October 29, 2001
-----------------------          ---------------------          ----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $36,011
                                        (thousands)

List of Other Included Managers:        NONE

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Actuate Corporation          Common         00508B102       226   54,000     SH          Sole             54,000       0      0
Altera Corporation           Common         021441100     1,310   80,000     SH          Sole             80,000       0      0
America Online               Common         02364J104     3,158   95,400     SH          Sole             95,400       0      0
BEA Systems, Inc.            Common         073325102     1,343  140,000     SH          Sole            140,000       0      0
Broadcom Corporation         Common         111320107       406   20,000     SH          Sole             20,000       0      0
Brocade Communications Syst  Common         111621108       668   47,600     SH          Sole             47,600       0      0
Cisco Systems, Inc.          Common         17275R102       974   80,000     SH          Sole             80,000       0      0
Dell Computer Corporation    Common         247025109     1,112   60,000     SH          Sole             60,000       0      0
Documentum, Inc.             Common         256159104       164   20,000     SH          Sole             20,000       0      0
E.piphany, Inc.              Common         26881V100       893  210,000     SH          Sole            210,000       0      0
eBay, Inc.                   Common         278642103     2,059   45,000     SH          Sole             45,000       0      0
Emulex Corp.                 Common         292475209       238   25,000     SH          Sole             25,000       0      0
Flextronics Intl. Ltd.       Common         Y2573F102     2,398  145,000     SH          Sole            145,000       0      0
HomeStore.com, Inc.          Common         437852106       995  130,000     SH          Sole            130,000       0      0
I2 Technologies, Inc.        Common         465754109       626  182,000     SH          Sole            182,000       0      0
Informatica Corp.            Common         45666Q102       474  120,000     SH          Sole            120,000       0      0
Intel Corporation            Common         458140100       613   30,000     SH          Sole             30,000       0      0
JABIL CIRCUIT INC            Common         466313103       537   30,000     SH          Sole             30,000       0      0
Linear Technology Corp.      Common         535678106     1,804   55,000     SH          Sole             55,000       0      0
Mercury Interactive Corp     Common         589405109       381   20,000     SH          Sole             20,000       0      0
Microsoft Corporation        Common         594918104     3,582   70,000     SH          Sole             70,000       0      0
Motorola Inc.                Common         620076109     1,092   70,000     SH          Sole             70,000       0      0
Network Appliance, Inc.      Common         64120L104       340   50,000     SH          Sole             50,000       0      0
Powerwave Technologies, Inc. Common         739363109       179   15,000     SH          Sole             15,000       0      0
RF Micro Devices, Inc.       Common         749941100       332   20,000     SH          Sole             20,000       0      0
Semtech Corporation          Common         816850101       710   25,000     SH          Sole             25,000       0      0
Siebel Systems, Inc.         Common         826170102       734   56,400     SH          Sole             56,400       0      0
Support.com, Inc.            Common         868587106       204   85,000     SH          Sole             85,000       0      0
TEXAS INSTRUMENTS INC.       Common         882508104     1,124   45,000     SH          Sole             45,000       0      0
Ticketmaster                 Common         88633P203     1,190  115,000     SH          Sole            115,000       0      0
VeriSign, Inc.               Common         92343E102     3,143   75,000     SH          Sole             75,000       0      0
Veritas Software Company     Common         923436109     1,554   84,250     SH          Sole             84,250       0      0
Vitesse Semiconductor Corp   Common         928497106       271   35,000     SH          Sole             35,000       0      0
Xilinx Inc.                  Common         983919101     1,177   50,000     SH          Sole             50,000       0      0

                                                Total    36,011
